Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Distributions Paid to Stockholders
The following table summarizes the Company's distributions paid subsequent to March 31, 2019 (amounts in thousands):

Payment Date	Common Stock	Cash	DRIP	Total Distribution
Apri1 1, 2019 (1)	Class A	$2,458	$2,144	$4,602
Apri1 1, 2019 (1)	Class I	406	292	698
Apri1 1, 2019 (1)	Class T	824	1,025	1,849
Apri1 1, 2019 (1)	Class T2	71	95	166
		$3,759	$3,556	$7,315

May 1, 2019 (2)	Class A	$2,393	$2,042	$4,435
May 1, 2019 (2)	Class I	393	280	673
May 1, 2019 (2)	Class T	808	979	1,787
May 1, 2019 (2)	Class T2	69	92	161
		$3,663	$3,393	$7,056

(1)	Distributions declared to stockholders of record as of the close of business on each day of the period commencing on March 1, 2019 and ending on March 31, 2019.

(2)	Distributions declared to stockholders of record as of the close of business on each day of the period commencing on April 1, 2019 and ending on April 30, 2019.
Distributions Authorized
Class A Shares
On May 10, 2019, the board of directors of the Company approved and authorized a daily distribution to the Company’s Class A stockholders of record as of the close of business on each day of the period commencing on June 1, 2019 and ending on August 31, 2019. The distributions will be calculated based on 365 days in the calendar year and will be equal to $0.001802170 per share of Class A common stock, which will be equal to an annualized distribution rate of 6.40%, assuming a purchase price of $10.278 per Class A share. The distributions declared for each record date in June 2019, July 2019 and August 2019 will be paid in July 2019, August 2019 and September 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.
Class I Shares
On May 10, 2019, the board of directors of the Company approved and authorized a daily distribution to the Company’s Class I stockholders of record as of the close of business on each day of the period commencing on June 1, 2019 and ending on August 31, 2019. The distributions will be calculated based on 365 days in the calendar year and will be equal to $0.001802170 per share of Class I common stock, which will be equal to an annualized distribution rate of 7.04%, assuming a purchase price of $9.343 per Class I share. The distributions declared for each record date in June 2019, July 2019 and August 2019 will be paid in July 2019, August 2019 and September 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.
Class T Shares
On May 10, 2019, the board of directors of the Company approved and authorized a daily distribution to the Company’s Class T stockholders of record as of the close of business on each day of the period commencing on June 1, 2019 and ending on August 31, 2019. The distributions will be calculated based on 365 days in the calendar year and will be equal to $0.001561644 per share of Class T common stock, which will be equal to an annualized distribution rate of 5.79%, assuming a purchase price of $9.840 per Class T share. The distributions declared for each record date in June 2019, July 2019 and August 2019 will be paid in July 2019, August 2019 and September 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.
Class T2 Shares
On May 10, 2019, the board of directors of the Company approved and authorized a daily distribution to the Company’s Class T2 stockholders of record as of the close of business on each day of the period commencing on June 1, 2019 and ending on August 31, 2019. The distributions will be calculated based on 365 days in the calendar year and will be equal to $0.001561644 per share of Class T2 common stock, which will be equal to an annualized distribution rate of 5.82%, assuming a purchase price of $9.788 per Class T2 share. The distributions declared for each record date in June 2019, July 2019 and August 2019 will be paid in July 2019, August 2019 and September 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.
Agreement and Plan of Merger
On April 11, 2019, the Company, along with Carter Validus Mission Critical REIT, Inc. (“REIT I”), the Company’s operating partnership (“REIT II Operating Partnership”), Carter/Validus Operating Partnership, LP, the operating partnership of REIT I (“REIT I Operating Partnership”), and Lightning Merger Sub, LLC, a wholly owned subsidiary of the Company (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”).
Subject to the terms and conditions of the Merger Agreement, REIT I will merge with and into Merger Sub (the “REIT Merger”), with Merger Sub surviving the REIT Merger (the “Surviving Entity”), such that following the REIT Merger, the Surviving Entity will continue as a wholly owned subsidiary of the Company. In accordance with the applicable provisions of the Maryland General Corporation Law, the separate existence of REIT I shall cease.
At the effective time of the REIT Merger and subject to the terms and conditions of the Merger Agreement, each issued and outstanding share of REIT I’s common stock (or a fraction thereof), $0.01 par value per share (the “REIT I Common Stock”), will be converted into the right to receive:
(i)$1.00 in cash; and
(ii)0.4681 shares of REIT II Class A Common Stock, par value $0.01 per share, or the REIT II Class A Common Stock.
In addition, each share of REIT I Common Stock, if any, then held by any wholly owned subsidiary of REIT I or by the Company or any of its wholly owned subsidiaries will no longer be outstanding and will automatically be retired and cease to exist, and no consideration shall be paid, nor any other payment or right inure or be made with respect to such shares of REIT I Common Stock in connection with or as a consequence of the REIT Merger.
The combined company after the REIT Merger (the “Combined Company”) will retain the name “Carter Validus Mission Critical REIT II, Inc.” The REIT Merger is intended to qualify as a “reorganization” under, and within the meaning of, Section 368(a) of the Internal Revenue Code of 1986, as amended.
If the Merger Agreement is terminated in connection with REIT I’s acceptance of a Superior Proposal or making an Adverse Recommendation Change, then REIT I must pay to the Company a termination fee of (i) $14,400,000 if it occurred within five business days of the end of the specified period for negotiations with the Company following notice (received within five business days of the Go Shop Period End Time, as defined in the Merger Agreement,) that REIT I intends to enter into a Superior Proposal or (ii) $28,800,000 if it occurred thereafter.
Fifth Amendment to Operating Partnership Agreement
Concurrently with the entry into the Merger Agreement, the Company entered into an amendment (the “Fifth Amendment”) to the Amended and Restated Limited Partnership Agreement of Carter Validus Operating Partnership II, LP (the “Partnership Agreement”), as amended, by and between the Company, which holds both general partner and limited partner interests in the REIT II Operating Partnership, and REIT II Advisor, which holds a special limited partner interest in the REIT II Operating Partnership. The Fifth Amendment will become effective at the effective time of the REIT Merger. The purpose of the Fifth Amendment is to revise the economic interests of the REIT II Advisor by providing that the REIT II Advisor will not receive any distributions of Net Sales Proceeds (as defined in the Partnership Agreement) pursuant to the Partnership Agreement.
Amended and Restated Advisory Agreement
Concurrently with the entry into the Merger Agreement, the Company, REIT I Operating Partnership, REIT II Operating Partnership and Carter Validus Advisors II, LLC (“REIT II Advisor”) entered into the Third Amended and Restated REIT II Advisory Agreement (the “Amended REIT II Advisory Agreement”), which shall become effective at the effective time of the REIT Merger. The Amended REIT II Advisory Agreement will amend REIT II’s existing advisory agreement, dated as of June 10, 2014, to add REIT I Operating Partnership as a party and to increase the Combined Company’s stockholder return threshold to an 8.0% cumulative return prior to REIT II Advisor receiving any distributions of Net Sales Proceeds (as defined in the Amended REIT II Advisory Agreement).
Sixth Amended and Restated Share Repurchase Program
In connection with the transactions contemplated herein, on April 10, 2019, the Company's board of directors approved the Sixth Amended and Restated Share Repurchase Program (the “Sixth Amended & Restated SRP”), which will become effective on May 11, 2019, and will apply beginning with repurchases made on the 2019 third quarter Repurchase Date. Under the Sixth Amended & Restated SRP, the Company will only repurchase shares of common stock (Class A shares, Class I shares, Class T Shares and Class T2 shares) in connection with the death, qualifying disability, or involuntary exigent circumstance (as determined by the Company's board of directors in its sole discretion) of a stockholder, subject to certain terms and conditions specified in the Sixth Amended & Restated SRP.
Consent and Second Amendment to KeyBank Credit Facility
On April 11, 2019, REIT II Operating Partnership, the Company, and certain of REIT II Operating Partnership’s subsidiaries entered into the Consent and Second Amendment to the Third Amended and Restated Credit Agreement (the “KeyBank Credit Facility”), with KeyBank National Association, a national banking association (“KeyBank”), certain other lenders, and KeyBank, as Administrative Agent, which provides for KeyBank’s consent, as Administrative Agent, to REIT I Operating Partnership’s and the Company’s execution and delivery of the Merger Agreement, and a conditional consent to the consummation of the Merger Agreement, subject to certain Merger Effectiveness Conditions (as defined in the Consent and Second Amendment). In addition, the Consent and Second Amendment to the KeyBank Credit Facility (i) increases the amount of Secured Debt that is Recourse Indebtedness (as defined in the KeyBank Credit Facility) from 15% to 17.5% for four full consecutive fiscal quarters immediately following the date on which the REIT Merger is consummated and one partial fiscal quarter (to include the quarter in which the REIT Merger is consummated, if this occurs), (ii) allows, after April 27, 2019, the REIT II Operating Partnership, the Company, Merger Sub and the REIT I Operating Partnership to incur, assume or guarantee indebtedness as permitted under the KeyBank Credit Facility and with respect to which there is a lien on any equity interests of such entity, and (iii) from and after the consummation of the REIT Merger, allows Merger Sub and REIT I Operating Partnership to be additional guarantors to the KeyBank Credit Facility.
Bridge Facility
On April 11, 2019, in connection with the execution of the Merger Agreement, REIT II Operating Partnership (the “Borrower”), entered into a commitment letter (the “Commitment Letter”) to obtain a senior secured bridge facility ( the “Bridge Facility”) with SunTrust Bank and KeyBank, collectively, as the “Lenders”, and SunTrust Robinson Humphrey, Inc. and KeyBanc Capital Markets Inc., collectively, as the “Lead Arrangers”, in an amount of $475,000,000. The Bridge Facility has a six month term from April 11, 2019. The Bridge Facility must be closed on or before the date that is six months from April 11, 2019. The annual interest rate payable under the Bridge Facility, at the Borrower’s option, shall be either (i) the London Interbank Offered Rate (“LIBOR”), plus the Applicable LIBOR Margin; or (ii) the Base Rate, plus the Applicable Base Rate Margin. The Base Rate is defined as the greater of (a) the fluctuating annual rate of interest announced from time to time by SunTrust as its “prime rate”, (b) one half of one percent (0.5%) above the Federal Funds Effective Rate, or (c) 1.0%. The Applicable Margin shall be 225 basis points for LIBOR Loans (and 125 basis points for Base Rate Loans) with automatic increases of 25 basis points to each margin every 90 days following the Closing Date.
The Bridge Facility is interest only paid on a monthly basis with all principal due at maturity. Additionally, the Borrower agreed to pay certain fees indicated in a separate fee letter: underwriting fee and commitment fee together equal to 50 basis points of the Bridge Facility; structuring fee equal to the greater of (a) $350,000 or (b) 10 basis points of the Bridge Facility; funding fee equal to 50 basis points of the funded amount and ticking fee equal to 12 basis points of the Bridge Facility per annum. The funding of the Bridge Facility provided for in the Commitment Letter is contingent on the satisfaction of customary conditions, including but not limited to (i) the execution and delivery of definitive documentation with respect to the Bridge Facility in accordance with the terms set forth in the Commitment Letter and (ii) the consummation of the REIT Merger in accordance with the Merger Agreement.
The Bridge Facility will be collateralized by the Bridge Pool Properties as defined in the Commitment Letter, which will be comprised of certain, but not all, REIT I properties.
Renewal of the Management Agreement
On May 10, 2019, the board of directors, including all independent directors of the Company, after review of the Property Manager’s performance during the last year, authorized the Company to execute a mutual consent to renew the management agreement by and among the Company, the Operating Partnership and the Property Manager, dated May 19, 2014, as amended and renewed. The renewal will be for a one-year term and will be effective as of May 19, 2019.
Renewal of the Advisory Agreement
On May 10, 2019, the board of directors, including all independent directors of the Company, after review of the Advisor’s performance during the last year, authorized the Company to execute a mutual consent to renew the amended and restated advisory agreement, by and among the Company, the Operating Partnership and the Advisor, dated June 10, 2014, as amended and renewed. The renewal will be for a one-year term and will be effective as of June 10, 2019.

Subsequent Events
Distributions Paid to Stockholders
Class A Shares
On January 2, 2019, the Company paid aggregate distributions of approximately $4,613,000 to Class A stockholders ($2,432,000 in cash and $2,181,000 in shares of the Company’s Class A common stock pursuant to the DRIP), which related to distributions declared for each day in the period from December 1, 2018 through December 31, 2018.
On February 1, 2019, the Company paid aggregate distributions of approximately $4,594,000 to Class A stockholders ($2,439,000 in cash and $2,155,000 in shares of the Company’s Class A common stock pursuant to the DRIP), which related to distributions declared for each day in the period from January 1, 2019 through January 31, 2019.
On March 1, 2019, the Company paid aggregate distributions of approximately $4,146,000 to Class A stockholders ($2,205,000 in cash and $1,941,000 in shares of the Company’s Class A common stock pursuant to the DRIP), which related to distributions declared for each day in the period from February 1, 2019 through February 28, 2019.
Class I Shares
On January 2, 2019, the Company paid aggregate distributions of approximately $698,000 to Class I stockholders ($404,000 in cash and $294,000 in shares of the Company’s Class I common stock pursuant to the DRIP), which related to distributions declared for each day in the period from December 1, 2018 through December 31, 2018.
On February 1, 2019, the Company paid aggregate distributions of approximately $696,000 to Class I stockholders ($404,000 in cash and $292,000 in shares of the Company’s Class I common stock pursuant to the DRIP), which related to distributions declared for each day in the period from January 1, 2019 through January 31, 2019.
On March 1, 2019, the Company paid aggregate distributions of approximately $628,000 to Class I stockholders ($365,000 in cash and $263,000 in shares of the Company’s Class I common stock pursuant to the DRIP), which related to distributions declared for each day in the period from February 1, 2019 through February 28, 2019.
Class T Shares
On January 2, 2019, the Company paid aggregate distributions of approximately $1,842,000 to Class T stockholders ($810,000 in cash and $1,032,000 in shares of the Company's Class T common stock pursuant to the DRIP), which related to distributions declared for each day in the period from December 1, 2018 through December 31, 2018.
On February 1, 2019, the Company paid aggregate distributions of approximately $1,840,000 to Class T stockholders ($813,000 in cash and $1,027,000 in shares of the Company's Class T common stock pursuant to the DRIP), which related to distributions declared for each day in the period from January 1, 2019 through January 31, 2019.
On March 1, 2019, the Company paid aggregate distributions of approximately $1,665,000 to Class T stockholders ($740,000 in cash and $925,000 in shares of the Company's Class T common stock pursuant to the DRIP), which related to distributions declared for each day in the period from February 1, 2019 through February 28, 2019.
Class T2 Shares
On January 2, 2019, the Company paid aggregate distributions of approximately $164,000 to Class T2 stockholders ($69,000 in cash and $95,000 in shares of the Company's Class T2 common stock pursuant to the DRIP), which related to distributions declared for each day in the period from December 1, 2018 through December 31, 2018.
On February 1, 2019, the Company paid aggregate distributions of approximately $165,000 to Class T2 stockholders ($70,000 in cash and $95,000 in shares of the Company's Class T2 common stock pursuant to the DRIP), which related to distributions declared for each day in the period from January 1, 2019 through January 31, 2019.
On March 1, 2019, the Company paid aggregate distributions of approximately $149,000 to Class T2 stockholders ($63,000 in cash and $86,000 in shares of the Company's Class T2 common stock pursuant to the DRIP), which related to distributions declared for each day in the period from February 1, 2019 through February 28, 2019.
Distributions Authorized
Class A Shares
On February 26, 2019, the board of directors of the Company approved and authorized a daily distribution to the Company’s Class A stockholders of record as of the close of business on each day of the period commencing on March 1, 2019 and ending on May 31, 2019. The distributions will be calculated based on 365 days in the calendar year and will be equal to $0.001802170 per share of Class A common stock, which will be equal to an annualized distribution rate of 6.40%, assuming a purchase price of $10.278 per Class A share. The distributions declared for each record date in March 2019, April 2019 and May 2019 will be paid in April 2019, May 2019 and June 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.
Class I Shares
On February 26, 2019, the board of directors of the Company approved and authorized a daily distribution to the Company’s Class I stockholders of record as of the close of business on each day of the period commencing on March 1, 2019 and ending on May 31, 2019. The distributions will be calculated based on 365 days in the calendar year and will be equal to $0.001802170 per share of Class I common stock, which will be equal to an annualized distribution rate of 7.04%, assuming a purchase price of $9.343 per Class I share. The distributions declared for each record date in March 2019, April 2019 and May 2019 will be paid in April 2019, May 2019 and June 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.
Class T Shares
On February 26, 2019, the board of directors of the Company approved and authorized a daily distribution to the Company’s Class T stockholders of record as of the close of business on each day of the period commencing on March 1, 2019 and ending on May 31, 2019. The distributions will be calculated based on 365 days in the calendar year and will be equal to $0.001561644 per share of Class T common stock, which will be equal to an annualized distribution rate of 5.79%, assuming a purchase price of $9.840 per Class T share. The distributions declared for each record date in March 2019, April 2019 and May 2019 will be paid in April 2019, May 2019 and June 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.
Class T2 Shares
On February 26, 2019, the board of directors of the Company approved and authorized a daily distribution to the Company’s Class T2 stockholders of record as of the close of business on each day of the period commencing on March 1, 2019 and ending on May 31, 2019. The distributions will be calculated based on 365 days in the calendar year and will be equal to $0.001561644 per share of Class T2 common stock, which will be equal to an annualized distribution rate of 5.82%, assuming a purchase price of $9.788 per Class T2 share. The distributions declared for each record date in March 2019, April 2019 and May 2019 will be paid in April 2019, May 2019 and June 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.